Income Taxes - Additional Information (Details) - USD ($)	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Provision for income taxes	$ 0	$ 0	$ 0	$ 17,000	$ 0	$ 0
U.S statutory rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%